Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Taxes
Taxes

Note 6 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Canada

SonicHash Canada is incorporated in Canada and is subject to both federal and provincial income taxes for its business operation in Canada. The applicable tax rate is 15% for federal and 8% for Alberta. SonicHash Canada had no taxable income during the six months ended December 31, 2024 and 2023.

United States

SonicHash US is incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal and 8.7% for Delaware. SonicHash US had no taxable income during the six months ended December 31, 2024 and 2023.

Singapore

SonicHash Singapore is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. SonicHash Singapore had no taxable income during the six months ended December 31,2024 and 2023. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately $7,700) taxable income and 50% of the next SGD 190,000 (approximately $147,000) taxable income are exempted from income tax.

Loss before provision for income taxes consisted of:

	For the six months	For the six months
	ended	ended
	December 31,2024	December 31,2023
	(unaudited)	(unaudited)
Cayman	$(2,788,535)	$(1,267,416)
United States	(30,538)	(5,391,624)
Canada	—	(349,960)
Singapore	—	(49,158)
	$(2,819,073)	$(7,058,158)

Significant components of deferred tax assets were as follows:

	December 31,	June 30,
	2024	2024
	(unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	6,451,152	6,408,628
Net operating loss carryforward in Canada	53,134	53,134
Net operating loss carryforward in Singapore	—	38,996
Valuation allowance	(6,504,286)	(6,500,758)
Total net deferred tax assets	$—	$—

As of December 31, 2024 and June 30, 2024, SonicHash US’s net operating loss carry forward for the U.S. income taxes was approximately $29.8 million and $29.8 million, respectively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in the U.S. If the Company is unable to generate taxable income in its United States operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of approximately $6.5 million and $6.5 million related to its operations as of December 31, 2024 and June 30, 2024, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and June 30, 2024, the Company did not have any significant unrecognized uncertain tax positions.

Note 11 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Canada

SonicHash Canada is incorporated in Canada and is subject to both federal and provincial income taxes for its business operation in Canada. The applicable tax rate is 15% for federal and 8% for Alberta. SonicHash Canada had no taxable income as of June 30, 2024 and 2023.

United States

SonicHash US is incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal, 8.7% for Delaware, 5.75% for Georgia and 5.25% for Indiana. SonicHash US had no taxable income as of June 30, 2024 and 2023.

Singapore

SonicHash Singapore is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. SonicHash Singapore had no taxable income as of June 30, 2024 and 2023. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately $7,700) taxable income and 50% of the next SGD 190,000 (approximately $147,000) taxable income are exempted from income tax.

Loss before provision for income taxes consisted of:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2024	June 30, 2023	June 30, 2022
Cayman	$(8,833,523)	$(6,034,362)	$(4,936,199)
United States	(9,052,317)	(22,024,619)	(379,349)
Canada	(349,960)	(1,998)	(2,270)
Singapore	(49,158)	(155,373)	(24,858)
	$(18,284,958)	$(28,216,352)	$(5,342,676)

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended June 30, 2024, 2023 and 2022:

	June 30,	June 30,	June 30,
	2024	2023	2022
Federal statutory tax rate	21.0%	21.0%	21.0%
State statutory tax rate	5.75%	5.75%	5.75%
Change in valuation allowance	(26.75)%	(26.75)%	(26.75)%
Effective tax rate	—%	—%	—%

Significant components of deferred tax assets were as follows:

	June 30,	June 30,
	2024	2023
Deferred tax assets
Net operating loss carryforward in the U.S.	6,408,628	4,704,833
Net operating loss carryforward in Canada	53,134	640
Net operating loss carryforward in Singapore	38,996	30,639
Valuation allowance	(6,500,758)	(4,736,112)
Total net deferred tax assets	$—	$—

As of June 30, 2024 and 2023, SonicHash US’s net operating loss carry forward for the U.S. income taxes was approximately $29.8 million and $22.0 million, respectively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in the U.S. If the Company is unable to generate taxable income in its United States operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of approximately $6.5 million and $4.7 million related to its operations as of June 30, 2024 and 2023, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.

Goods and services tax (”GST”) receivable

SonicHash Canada exported 742 units of cryptocurrency mining equipment for a total purchase price of $6,999,200 to SonicHash US ex-tax, 5% GST applied. These equipment were delivered to a mining facility in Georgia, U.S. in April 2022. The export transaction is eligible for GST rebate according to Canadian tax policy. The GST receivable is evaluated to be uncollectible, and the Company made a full allowance of the balance as of June 30, 2024.